Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 110,740,000
Total Fee Amount	15,293.19
Total Offset Amount	0
Net Fee	$ 15,293.19
Offset Table N/A	N/A